Segments (Details) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)
Summary of the Company's selected financial information
Number of reportable segments | segment					2
Income Statement
Operating revenues	$ 262,154		$ 246,306		$ 515,461	$ 499,755	$ 499,755
Voyage expenses	(16,810)		(12,678)		(34,945)	(33,020)
Vessel operating expenses	(56,385)		(47,090)		(108,087)	(90,204)
Amortization of deferred drydocking and special survey costs	(11,515)		(6,972)		(22,485)	(12,424)
Interest income	3,661		2,923		7,266	5,859
Interest expense	(9,711)		(5,106)		(19,714)	(8,230)
Net gain on disposal of vessel			7,094			7,094
Net Income	130,904	$ 115,147	141,152	$ 150,498	246,051	291,650
Statement of Financial Position
Marketable securities	107,919				107,919			$ 60,850
Total Assets	4,521,160				4,521,160			$ 4,343,654
Operating Segments
Income Statement
Operating revenues					515,461	499,755
Voyage expenses					(34,945)	(33,020)
Vessel operating expenses					(108,087)	(90,204)
Depreciation					(80,726)	(69,243)
Amortization of deferred drydocking and special survey costs					(22,485)	(12,424)
Interest income					7,208	5,859
Interest expense					(19,714)	(8,230)
Net gain on disposal of vessel						7,094
Other segment items					(28,050)	(24,918)
Net Income per segment					228,662	274,669
Gain on investments, dividend income and equity loss on investments, net of interest income					17,389	16,981
Net Income					246,051	291,650
Statement of Financial Position
Total assets per segment	4,413,002		3,947,061		4,413,002	3,947,061
Marketable securities	107,919		99,232		107,919	99,232
Investments in affiliates	239		64		239	64
Total Assets	4,521,160		4,046,357		4,521,160	4,046,357
Container vessels segment | Operating Segments
Income Statement
Operating revenues					475,636	463,997
Voyage expenses					(17,734)	(16,741)
Vessel operating expenses					(92,571)	(79,430)
Depreciation					(74,154)	(65,255)
Amortization of deferred drydocking and special survey costs					(18,252)	(12,135)
Interest income					7,208	5,859
Interest expense					(19,714)	(8,230)
Net gain on disposal of vessel						7,094
Other segment items					(25,481)	(23,117)
Net Income per segment					234,938	272,042
Statement of Financial Position
Total assets per segment	4,147,326		3,710,004		4,147,326	3,710,004
Drybulk vessels segment | Operating Segments
Income Statement
Operating revenues					39,825	35,758
Voyage expenses					(17,211)	(16,279)
Vessel operating expenses					(15,516)	(10,774)
Depreciation					(6,572)	(3,988)
Amortization of deferred drydocking and special survey costs					(4,233)	(289)
Other segment items					(2,569)	(1,801)
Net Income per segment					(6,276)	2,627
Statement of Financial Position
Total assets per segment	$ 265,676		$ 237,057		$ 265,676	$ 237,057